Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,997,000
Previously Paid Amount	0.00
Total Fee Amount	828.19
Total Offset Amount	0.00
Net Fee	828.19
Narrative - Max Aggregate Offering Price	$ 5,997,000
Final Prospectus	true